PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Payables for purchase of property and equipment due beyond one year	¥ 185,310	¥ 231,458
Property and equipment
PROPERTY AND EQUIPMENT, NET
Net book value of an asset pledged as security for bank loans and other financing obligations	¥ 3,987,569	¥ 2,493,872